Convertible Loans and Shareholder Loans (Details)									1 Months Ended										12 Months Ended
	Nov. 30, 2023 CNY (¥) shares	Nov. 30, 2023 USD ($) shares	Aug. 31, 2023 CNY (¥)	Oct. 31, 2022 USD ($)	Sep. 30, 2021 HKD ($)	Mar. 31, 2021 HKD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($) $ / shares	May 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 HKD ($)	Jan. 31, 2019 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2023 HKD ($)	May 31, 2023 HKD ($)	Feb. 28, 2023 $ / shares	Dec. 31, 2022 USD ($)	Oct. 31, 2022 HKD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($) $ / shares	May 31, 2022 CNY (¥)	May 31, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 HKD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Aug. 31, 2021 USD ($) $ / shares	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 $ / shares	Jan. 31, 2019 HKD ($)
Debt Instrument [Line Items]
Convertible loan | ¥										¥ 18,846,932									¥ 14,336,844		¥ 18,846,932
Repaid amount (in Dollars)																			3,482,300	$ 490,472
Extinguishment gain (loss)																			(10,440,057)	(1,470,451)			(229,580,168)
Current liability at amortized cost (in Yuan Renminbi)										19,522,986									26,150,243		19,522,986			$ 3,683,185
Non-current liability at amortized cost (in Yuan Renminbi) | ¥																			3,500,000
Percentage of price per share Qualified IPO	2.00%	2.00%
Total revenue (in Yuan Renminbi)																			205,481,904	$ 28,941,521	179,586,066		¥ 205,179,442
January 2019 Shareholder Loan [Member]
Debt Instrument [Line Items]
Convertible loan						$ 15,700,000																								$ 15,700,000						$ 15,700,000									$ 23,500,000
Interest rate percentage					8.00%			8.00%						8.00%		6.00%	6.00%	12.00%
Convertible shares (in Dollars)					$ 1												$ 1	$ 1
Convertible preferred share price (in Dollars per share) | $ / shares								$ 37.92								$ 57.12																												$ 63.2
Minimum ordinary shares value																$ 400,000,000
Repaid amount (in Dollars)						$ 7,800,000
Fair value of new debt instruments																			2,900,000					$ 500,000
Repayment of the indebtedness				$ 20,000,000																															$ 20,000,000
Percentage of interest per annum				8.00%																										8.00%					8.00%	8.00%
2020 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan								$ 1,600,000						$ 3,800,000	$ 3,000,000										$ 800,000																$ 250,000	$ 1,600,000	$ 1,600,000
Interest rate percentage															10.00%
Convertible preferred share price (in Dollars per share) | $ / shares																																									$ 15.36
Conversion price per share (in Dollars per share) | $ / shares																									$ 3.69
Share price percentage															65.00%
Total nominal consideration (in Dollars per share) | $ / shares															$ 1
Discount percentage															60.00%
Extinguished upon the modification														$ 3,800,000
Convertible shares (in Shares) | shares	215,669	215,669										16,264	16,264
Extinguishment gain (loss)		$ 3,000,000										¥ 700,000	$ 100,000
Convertible Loan										4,178,632											4,178,632								$ 599,982
Fair value carrying amount										2,852,557											2,852,557								409,579
November 2020 Shareholder Loan [Member]
Debt Instrument [Line Items]
Convertible loan							$ 700,000
Interest rate percentage							8.00%
Current liability at amortized cost (in Yuan Renminbi) | ¥										4,875,220									4,957,890		4,875,220
February Two Thousand Twenty One Shareholders Loan [Member]
Debt Instrument [Line Items]
Interest rate percentage														8.00%
Current liability at amortized cost (in Yuan Renminbi) | ¥										584,922									6,891,043		584,922
Non-current liability at amortized cost (in Yuan Renminbi) | ¥										62,170,776									¥ 56,928,815		62,170,776
August Two Thousand Twenty One Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan	¥ 8,500,000											¥ 12,000,000																													$ 1,900,000
Conversion price per share (in Dollars per share) | $ / shares																									3,500,000							$ 11.68									$ 19.84
Percentage of interest per annum												0.00%																			0.00%	0.00%									0.00%
Minimum shares value											$ 210,000,000		$ 300,000,000
Percentage of price per share Qualified IPO											80.00%
Conversion price individual equal percentage																			60.00%	60.00%
March 2019 Shareholder Loan [Member]
Debt Instrument [Line Items]
Extinguishment gain (loss) | ¥	4,000,000
February 2022 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan																																					¥ 3,500,000	$ 500,000
Conversion price per share (in Dollars per share) | $ / shares																												$ 11.7936										$ 11.7936
Percentage of interest per annum																												25.00%									25.00%	25.00%
May 2022 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan																																	¥ 3,500,000	$ 500,000
Conversion price per share (in Dollars per share) | $ / shares																																		$ 13.5552
Percentage of interest per annum																																	0.00%	0.00%
August 2022 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan																															¥ 3,500,000	$ 500,000
Conversion price per share (in Dollars per share) | $ / shares																								$ 11.68	$ 3.4
Percentage of interest per annum																															8.00%	8.00%
Minimum shares value																				$ 210,000,000
Percentage of price per share Qualified IPO																			90.00%	90.00%
Revenue (in Yuan Renminbi) | ¥																			¥ 900,000,000
Percentage of price per share product																			90.00%	90.00%
Total revenue (in Yuan Renminbi) | ¥																			¥ 900,000,000
Convertible Loan										3,482,300									3,541,350		3,482,300			$ 500,000					500,000
Fair value carrying amount										415,306									¥ 377,742		415,306			$ 53,333					59,631
December 2022 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan										¥ 7,000,000											7,000,000								1,000,000
Interest rate percentage										8.00%
Conversion price per share (in Dollars per share) | $ / shares																								$ 11.68
Minimum shares value																				$ 210,000,000
Initial public offering price percentage																			90.00%					90.00%
Conversion price individual equal percentage																			60.00%	60.00%
Convertible Loan										¥ 6,964,600									¥ 7,082,700		6,964,600			$ 1,000,000					1,000,000
Fair value carrying amount										953,537									¥ 187,337		953,537			26,450					$ 136,912
December 2022 Shareholder Loan [Member]
Debt Instrument [Line Items]
Convertible loan				$ 2,000,000
Interest rate percentage				8.00%
Non-current liability at amortized cost (in Yuan Renminbi) | ¥										13,929,200											13,929,200
May & June 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Convertible loan	800,000								¥ 6,100,000																$ 800,000	$ 900,000	$ 900,000
Minimum ordinary shares value																						$ 210,000,000
Conversion price per share (in Dollars per share) | $ / shares																									$ 3.4
Extinguishment gain (loss)	30,000.00	$ 5,000.000
Convertible Loan										¥ 3,741,553											¥ 3,741,553																		$ 518,211
March 2019 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan | ¥	¥ 6,000,000
August 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Convertible loan | ¥			¥ 800,000
Interest rate percentage			12.00%
Convertible shares (in Shares) | shares	12,616	12,616
Conversion price individual equal percentage																			70.00%	70.00%
November 2023 Shareholder Loan [Member]
Debt Instrument [Line Items]
Convertible loan																									$ 750,000
Two Thousand Twenty Three Convertible Loan [Member]
Debt Instrument [Line Items]
Fair value carrying amount																			¥ 72,981					10,304
Fourth Amendment [Member] | January 2019 Shareholder Loan [Member]
Debt Instrument [Line Items]
Fair value of new debt instruments																			¥ 5,900,000					$ 900,000
Minimum [Member] | May & June 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Interest rate percentage									12.00%
Maximum [Member] | May & June 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Interest rate percentage									17.29%
Convertible Debt [Member] | 2020 Convertible Loan [Member]
Debt Instrument [Line Items]
Convertible loan																									$ 800,000																$ 400,000
Convertible Debt [Member] | May & June 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Convertible loan | ¥									¥ 800,000
Class A ordinary shares [Member]
Debt Instrument [Line Items]
Convertible shares (in Shares) | shares	340,365	340,365
Class A ordinary shares [Member] | January 2019 Shareholder Loan [Member]
Debt Instrument [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																								$ 10.64
Total subscription price																																								$ 2,405,964
Class A ordinary shares [Member] | May & June 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Convertible loan | ¥	¥ 2,700,000
Convertible shares (in Shares) | shares	148,520	148,520
Series B 2 Redeemable Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Conversion amount (in Yuan Renminbi) | ¥	¥ 8,500,000
IPO [Member] | January 2019 Shareholder Loan [Member]
Debt Instrument [Line Items]
Minimum ordinary shares value																$ 400,000,000
IPO [Member] | 2020 Convertible Loan [Member]
Debt Instrument [Line Items]
Share price percentage															65.00%
IPO [Member] | December 2022 Convertible Loan [Member]
Debt Instrument [Line Items]
Percentage of price per share product																			90.00%	90.00%
IPO [Member] | August 2023 Convertible Loans [Member]
Debt Instrument [Line Items]
Convertible loan | ¥	¥ 300,000
Conversion price per share (in Dollars per share) | $ / shares																									$ 3.97
Convertible shares (in Shares) | shares	18,029	18,029
Principal amount (in Yuan Renminbi) | ¥	¥ 500,000